Payroll, staff and employee benefits obligations - Payroll and staff (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) employee	Dec. 31, 2022 USD ($) employee	Dec. 31, 2021 USD ($) employee
Personnel expenses
Wages and salaries (including social charges) | $	$ 9,210	$ 9,002	$ 9,207
Group employees
Total	102,579	101,279	101,309
France
Group employees
Management	14,675	14,130	13,903
Other	20,831	20,829	21,232
International
Group employees
Management	19,470	18,183	17,346
Other	47,603	48,137	48,828